NON-FINANCIAL ASSETS AND LIABILITIES (Details 10)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-financial Assets And Liabilities
Discount rate	5.00%	5.00%	4.00%
Salaries increase	1.00%	1.00%	1.00%
Average inflation	118.00%	54.00%	46.00%